Long-term loans (Tables)	6 Months Ended
Jun. 30, 2026
Long-term Loans
Schedule of long term loans

				As of
Type of loans	Period and payment term	Interest rate range	Collateral	June 30, 2026
Long-term bank loans
Bank loans	Borrowing period is from September 1, 2023 to September 1, 2027; principal and interest are repayable monthly.	2.22%	Restricted deposit	$261,643
Bank loans	Borrowing period is from September 6, 2024 to September 6, 2029; principal and interest are repayable monthly.	3.0%	Restricted deposit	$314,085
Bank loans	Borrowing period is from March 9, 2026 to March 9, 2046; Interest is repayable monthly; principal is repayable monthly after a 12-month grace period.	2.3%	Land and building	1,243,642
Bank loans	Borrowing period is from March 17, 2026 to March 17, 2046; Interest is repayable monthly; principal is repayable monthly after a 12-month grace period.	2.3%	Land and building	1,770,487
Bank loans	Borrowing period is from January 22, 2025 to January 22, 2028; principal and interest are repayable monthly.	2.46%	Restricted deposit	248,562
Bank loans	Borrowing period is from March 31, 2025 to March 31, 2030. Interest is repayable monthly; principal is repayable monthly after a 12-month grace period.	2.22%	Restricted deposit	460,226
Other loans	Borrowing period is from June 30, 2026 to June 28, 2028; principal and interest are repayable monthly.	10.80%	Guaranteed by the Chairman of the Board, Mr. Jing-Bin Chiang	627,943
				$4,926,588
Less: Current portion				(983,864)
				$3,942,724

				As of
Type of loans	Period and payment term	Interest rate range	Collateral	December 31, 2025
Long-term bank loans
Bank loans	Borrowing period is from September 01, 2023 to September 01, 2027; interest is repayable monthly; principal is repayable monthly	2.20%	Restricted deposit	371,906
Bank loans	Borrowing period is from September 06, 2024 to September 06, 2029; interest is repayable monthly; principal is repayable monthly	3.00%	Restricted deposit	365,253
Bank loans	Borrowing period is from January 22, 2025 to January 22, 2028; interest is repayable monthly; principal is repayable monthly	2.46%	Restricted deposit	332,058
Bank loans	Borrowing period is from March 31, 2025 to March 31, 2030; interest is repayable monthly; principal is repayable monthly after a 12-month grace period	2.22%	Restricted deposit	468,919
Other long-term loans
Other loans	Borrowing period is from January 9, 2025 to July 10, 2026; interest is repayable monthly; principal is repayable monthly	8.08%	Guaranteed by the Chairman of the Board, Mr. Jing-Bin Chiang	114,122
				$1,652,258
Less: Current portion				(624,620)
				$1,027,638